Fair Value of Financial Instruments, Part 3 (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets [Abstract]
Cash and cash equivalents	$ 612,740	$ 707,274	$ 718,156	$ 671,448
Securities available for sale	571,965	620,360
Held to maturity securities	28,701	47,526
Net loans	3,598,213	3,370,976
Accrued interest receivable	11,441	11,070
Financial liabilities [Abstract]
Demand deposits	398,399	377,755
Interest bearing deposits	3,784,174	3,814,970
Short-term borrowings	242,991	209,406
Accrued interest payable	537	526
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	612,740	707,274
Securities available for sale	35	35
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	243	145
Financial liabilities [Abstract]
Demand deposits	398,399	377,755
Interest bearing deposits	2,707,961	2,658,945
Short-term borrowings	0	0
Accrued interest payable	77	82
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	571,930	620,325
Held to maturity securities	28,701	47,526
Net loans	0	0
Accrued interest receivable	2,440	2,654
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,076,213	1,156,025
Short-term borrowings	242,991	209,406
Accrued interest payable	460	444
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	3,598,213	3,370,976
Accrued interest receivable	8,758	8,271
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	612,740	707,274
Securities available for sale	571,965	620,360
Held to maturity securities	27,551	45,490
Federal Reserve Bank and Federal Home Loan Bank stock	8,779	9,579
Net loans	3,592,237	3,386,696
Accrued interest receivable	11,441	11,070
Financial liabilities [Abstract]
Demand deposits	398,399	377,755
Interest bearing deposits	3,774,927	3,818,408
Short-term borrowings	242,991	209,406
Accrued interest payable	$ 537	$ 526